Debt, Net - Components of recorded interest expense (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Amortization of original issue discount	$ 1,158	$ 1,088
Amortization of debt issuance costs	337	335	$ 1,394	$ 1,972
Other interest expense	18	8	53	40
Capitalized interest	0	(654)	(654)	(1,831)
Total	5,346	4,449	20,593	43,458
Sprott Credit Agreement
Debt Instrument [Line Items]
Interest expense, debt	1,493	1,552	10,997	6,009
Subordinated Notes
Debt Instrument [Line Items]
Interest expense, debt	$ 2,340	$ 2,120	$ 8,803	$ 4,797